Income Taxes - Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Income tax benefit at U.S. federal statutory rate	21.00%	21.00%
State income tax benefit, net of federal benefit	5.90%	3.80%
Stock warrant valuation	9.70%
Other permanent differences	(2.20%)	(1.90%)
Change in state tax rate	4.30%	0.30%
Foreign rate differential	2.70%	(0.20%)
Net operating loss true up	(6.30%)
Other adjustments	(0.80%)	2.80%
Change in valuation allowance	(34.80%)	(25.00%)
Effective income tax rate	(0.50%)	0.80%